Other long term liabilities, Future Minimum Lease Payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Future minimum payments required under non-cancellable capital lease
2017	¥ 82,732
2018	73,892
2019	141,639
2020	48,848
2021	47,607
Thereafter	210,861
Total minimum lease payments	605,579
Less: Amount representing interest	(118,039)
Present value of net minimum lease payments	487,540
Current portion	57,889	¥ 12,805
Non-current portion	¥ 429,651	¥ 29,003